Loans - Schedule of Changes in Loans Measured at Fair Value (Details) - Fair Value, Recurring - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 4,859,068	$ 5,387,958	$ 5,387,958	$ 7,211,989
Origination of loans	2,545,978	3,383,008	9,693,158	11,200,803
Principal payments	(509,897)	(489,554)	(1,901,555)	(2,530,658)
Sales of loans	(2,393,167)	(3,346,447)	(8,167,445)	(9,382,124)
Deconsolidation of securitizations		(260,740)	(902,194)	(1,538,620)
Purchases	1,191	35,202	690,198	47,312
Additions of loans to securitizations				448,470
Change in accumulated interest	(3,471)	(3,247)	(1,072)	(11,666)
Change in fair value	(27,098)	(32,977)	60,020	(57,548)
Ending balance	4,472,604	4,673,203	4,859,068	5,387,958
Securitization clean-up calls		33,012	76,044	31,807
Purchase of previously sold loans from certain investors			606,264
Student loans | Student loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,866,459	3,185,233	3,185,233	3,365,741
Origination of loans	1,004,685	2,134,506	4,928,880	6,695,138
Principal payments	(250,219)	(226,378)	(883,761)	(852,019)
Sales of loans	(936,160)	(2,256,059)	(4,534,286)	(6,051,418)
Deconsolidation of securitizations		0	(495,507)	0
Purchases	71	33,367	648,153	36,120
Additions of loans to securitizations				0
Change in accumulated interest	(1,249)	134	1,286	(1,047)
Change in fair value	(16,794)	(15,060)	16,461	(7,282)
Ending balance	2,666,793	2,855,743	2,866,459	3,185,233
Home loans | Home loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	179,689	91,695	91,695	42,698
Origination of loans	735,604	346,808	2,183,521	773,684
Principal payments	(1,479)	(1,400)	(2,748)	(1,107)
Sales of loans	(677,566)	(313,042)	(2,102,101)	(726,443)
Deconsolidation of securitizations		0	0	0
Purchases	119	0	2,070	1,137
Additions of loans to securitizations				0
Change in accumulated interest	(35)	16	21	65
Change in fair value	(4,429)	1,891	7,231	1,661
Ending balance	231,903	125,968	179,689	91,695
Personal loans | Personal loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,812,920	2,111,030	2,111,030	3,803,550
Origination of loans	805,689	901,694	2,580,757	3,731,981
Principal payments	(258,199)	(261,776)	(1,015,046)	(1,677,532)
Sales of loans	(779,441)	(777,346)	(1,531,058)	(2,604,263)
Deconsolidation of securitizations		(260,740)	(406,687)	(1,538,620)
Purchases	1,001	1,835	39,975	10,055
Additions of loans to securitizations				448,470
Change in accumulated interest	(2,187)	(3,397)	(2,379)	(10,684)
Change in fair value	(5,875)	(19,808)	36,328	(51,927)
Ending balance	$ 1,573,908	$ 1,691,492	$ 1,812,920	$ 2,111,030